CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for credit loss	$ 2,516,000	$ 3,023,000	$ 3,011,000	$ 3,749,000	$ 3,977,000
Preferred Stock, Par Value	$ 0.01	$ 0.01		$ 0.01
Preferred Stock, Authorized (in shares)	26,000	26,000		26,000
Preferred Stock, Shares Issued (in shares)	0	0		0
Preferred Stock, Shares outstanding (in shares)	0	0		0
Common stock, Par Value (in dollars per share)	$ 0.01	$ 0.01		$ 0.00
Common stock, Shares Authorized (In shares)	300,000	300,000		39,389
Common stock, Shares Issued (In shares)	75,628	75,020		34,523
Common stock, Shares Outstanding (In shares)	75,628	75,020		34,523
Series A Redeemable Common Equivalent Preferred Units
Redeemable Common Preferred Shares, Par Value (in dollars per share)		$ 0.00		$ 0.00
Redeemable Common Preferred Shares, Authorized (in shares)		222,150		222,150
Redeemable Common Preferred Shares, Issued (in shares)		0		222,150
Redeemable Common Preferred Shares, Outstanding (in shares)		0		222,150
Series B Redeemable Common Equivalent Preferred Units
Redeemable Common Preferred Shares, Par Value (in dollars per share)		$ 0.00		$ 0.00
Redeemable Common Preferred Shares, Authorized (in shares)		17,000		17,000
Redeemable Common Preferred Shares, Issued (in shares)		0		17,000
Redeemable Common Preferred Shares, Outstanding (in shares)		0		17,000
Series A Redeemable Common Equivalent Preferred Shares [Member]
Redeemable Common Preferred Shares, Par Value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Redeemable Common Preferred Shares, Authorized (in shares)	24,000	24,000		24,000
Redeemable Common Preferred Shares, Issued (in shares)	23,566	23,588		23,588
Redeemable Common Preferred Shares, Outstanding (in shares)	23,566	23,588		23,588
Temporary Equity, Liquidation Preference	$ 11.50	$ 11.50		$ 11.50